Fair Value of Financial Instruments (Details) - Reconciliation of all liabilities measured at fair value on a recurring basis (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	$ 2,208,184	$ 5,967,330	$ 5,967,330	$ 2,435,050
Issuances				13,693,991
Revaluation (gains) losses included in other income and (expenses)	478,480	(2,562,191)	3,759,146	9,271,985
Settlements				(889,726)
Balance,Period End Date	2,686,664	3,405,139	2,208,184	5,967,330
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	(478,481)	2,562,191	3,759,146	9,326,210
Warrant Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	102,695	655,219	655,219
Issuances
Revaluation (gains) losses included in other income and (expenses)	599,162	(325,805)
Settlements
Balance,Period End Date	701,857	329,414
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	(599,163)	325,805
Conversion Element OF Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	274,928	1,931,295	1,931,295
Issuances
Revaluation (gains) losses included in other income and (expenses)	(274,489)	(1,529,374)
Settlements
Balance,Period End Date	439	401,921
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	274,489	1,529,374
Conversion Elements Of Series B Convertible Preference Share [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	1,210,909	1,245,101	1,245,101
Issuances
Revaluation (gains) losses included in other income and (expenses)	2,818	82,668
Settlements
Balance,Period End Date	1,213,727	1,327,769
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	(2,818)	(82,668)
Series A Convertible Preference Share Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	619,652	2,135,715	2,135,715
Issuances
Revaluation (gains) losses included in other income and (expenses)	150,989	(789,680)
Settlements
Balance,Period End Date	770,641	1,346,035
Total gains (losses) included in other income and (expenses) attributable to liabilities still held as of June 30	$ (150,989)	$ 789,680